Intangible Assets - Schedule of Estimated Future Amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Finite lived intangible assets, net		$ 7,862
Successor [Member]
2018 (9 months)	$ 2,381
2019	3,175
2020	3,175
2021	3,175
2022	3,175
Thereafter	22,887
Finite lived intangible assets, net	$ 37,968